Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preference shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000	5,000,000
Preference shares, shares issued	0	0	0
Preference shares, shares outstanding	0	0	0
Aspire Biopharma Inc [Member]
Common shares, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares outstanding	443,000,000	443,000,000	443,000,000
Class A Ordinary Shares Subject To Possible Redemption [Member]
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding	577,644	1,803,729	28,750,000
Common Class A [Member]
Common shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	7,187,500	7,187,500	0
Common stock, shares outstanding	7,187,500	7,187,500	0
Common Class A [Member] | Aspire Biopharma Inc [Member]
Common shares, par value		$ 0.005	$ 0.005
Common Class B [Member]
Common shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	0	0	7,187,500
Common stock, shares outstanding	0	0	7,187,500